STOCK OPTIONS AND WARRANTS (Details Narrative) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Purchase Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		0	0
Lloyd Spencer [Member] | Transaction Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or option outstanding	864,375,000